Pension Schemes - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Expected employer contributions to defined benefit pension plan	£ 57
Pension deficit funding contribution to defined benefit pension	44
Pension cost recognised within operating profit	125	£ 120	£ 135
Deferred tax assets	270	239
Recognised loss in statement of comprehensive income in relation to asset ceiling	37	13
Asset ceiling balance	47	13
Foreign exchange gain on the asset ceiling	3
Government bonds	£ 1,948	£ 1,486
UK schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
UK schemes [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit scheme liabilities	19 years	19 years
Defined benefit pension plans [member]
Disclosure of defined benefit plans [line items]
Deferred tax assets	£ 125	£ 96
Defined benefit pension plans [member] | 2020-2022 [member]
Disclosure of defined benefit plans [line items]
Expected pension remaining deficit funding contribution	£ 88
Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial valuations of pension	100.00%
Additional contributions over a period	7 years
Foreign schemes [member] | US [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of pension excess	100.00%
Weighted average duration of defined benefit scheme liabilities	11 years	13 years
Funded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 5,459	£ 5,016
Unfunded scheme [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	£ 271	£ 253